Fair Value Measurements - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Transfers of assets or liabilities between Level 1 and Level 2	$ 0	$ 0